Employee Retirement Plans - Summary of Changes in Plan Assets and Benefit Obligations which were Recognized in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total recognized in other comprehensive income (loss)	$ (25.1)	$ 168.6	$ (173.4)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	(6.2)	(142.5)	102.2
Amortization of actuarial loss (gain)	2.6	(0.4)	(13.3)
Total recognized in other comprehensive income (loss)	(3.6)	(142.9)	88.9
Total recognized in net periodic benefit cost and other comprehensive income (loss)	4.0	(137.1)	106.2
OPEB Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	8.8	(16.6)	4.2
Amortization of actuarial loss (gain)	0.1	0.1
Current year prior service credit	29.8		82.6
Amortization of prior service credit	(10.2)	(9.2)	(2.3)
Total recognized in other comprehensive income (loss)	28.5	(25.7)	84.5
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 34.2	$ (21.9)	$ 78.5